AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 27, 1997.

                                                                FILE NO. 33-8982
                                                                ICA NO. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                      PRE-EFFECTIVE AMENDMENT NO. _____             [ ]


                       POST-EFFECTIVE AMENDMENT NO. 32              [X]

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940               [X]


                                AMENDMENT NO. 33


                             THE VICTORY PORTFOLIOS
           (EXACT NAME OF REGISTRANT AS SPECIFIED IN TRUST INSTRUMENT)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (800) 362-5365
                        (AREA CODE AND TELEPHONE NUMBER)

                                             COPY TO:

GEORGE O. MARTINEZ, ESQ.                     CARL FRISCHLING, ESQ.
BISYS FUND SERVICES                          KRAMER, LEVIN, NAFTALIS & FRANKEL
3435 STELZER ROAD                            919 THIRD AVENUE
COLUMBUS, OHIO 43219                         NEW YORK,NEW YORK 10022
(NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[ ] IMMEDIATELY UPON FILING PURSUANT TO    |X|  ON  JUNE 30, 1997 PURSUANT TO
    PARAGRAPH (B)                               PARAGRAPH (B)


[ ] 60 DAYS AFTER FILING PURSUANT TO       [ ] (          ) PURSUANT TO
    PARAGRAPH (A)(1)                           PARAGRAPH (A)(1)


[ ] 75 DAYS AFTER FILING PURSUANT TO       [ ] ON (       ) PURSUANT TO
    PARAGRAPH (A)(2)                              PARAGRAPH (A)(2) OF RULE 485.


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE  AMENDMENT  DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES PURSUANT TO RULE 24F-2 AND ITS RULE 24F-2 NOTICE FOR ITS OCTOBER 31, 1996 FISCAL YEAR WAS FILED ON DECEMBER 23, 1996, IN ACCORDANCE WITH RULE 24F-2.

THE VICTORY PORTFOLIOS

                              CROSS-REFERENCE SHEET
                             THE VICTORY PORTFOLIOS


                                 LAKEFRONT FUND
                        U.S. GOVERNMENT OBLIGATIONS FUND


Item Number
 Form N-1A

    Part A                                                    Prospectus Caption
    ------                                                    ------------------

The Registrant has filed the information required in the prospectus of Lakefront Fund and the combined prospectus containing U. S. Government Obligations Fund - Investor Class in the definitive filing of the prospectuses pursuant to Rule 497(c) of the Securities Act of 1933 on March 10, 1997, (accession
#0000922423-97-000200) and such prospectuses are hereby incorporated by reference. The Registrant has amended the Lakefront Fund prospectus and the combined prospectus containing U. S. Government Obligations Fund -Investor Class solely for the purpose of updating the financial highlights of the Lakefront Fund and U.S. Government Obligations Fund - Investor Class.


i.   Cover Page                             Cover   Page;   Introduction;    An
                                            Overview of the Fund

ii.  Synopsis                               Fund Expenses

iii. Condensed Financial Information        Financial Highlights

iv.  General Description of Registrant      Introduction;  An  Overview  of the
                                            Fund;   Investment   Policies   and
                                            Strategies;      Risk      Factors;
                                            Investment    Limitations;     Fund
                                            Organization  and Fees;  Additional
                                            Information

v.   Management of the Fund                 Organization and Management of the
                                            Fund

v.A. Management's Discussion of Fund        Investment Performance
     Performance

vi.  Capital Stock and Other Securities     INVESTING  WITH  VICTORY;   How  to
                                            Purchase  Shares;  How to  Exchange
                                            Shares;   How  to  Redeem   Shares;
                                            Dividends, Distributions and Taxes;
                                            Fund    Organization    and   Fees;
                                            Additional Information

vii. Purchase of Securities Being Offered   How to Purchase Shares; How to
                                            Exchange Shares

viii Redemption or Repurchase               How to Exchange Shares; How to
                                            Redeem Shares

ix.  Pending Legal Proceedings              Inapplicable

THE VICTORY PORTFOLIOS



                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

         BALANCED FUND, DIVERSIFIED STOCK FUND, FINANCIAL RESERVES FUND,
             FUND FOR INCOME, GOVERNMENT MORTGAGE FUND, GROWTH FUND,
           INSTITUTIONAL MONEY MARKET FUND, INTERMEDIATE INCOME FUND,
            INTERNATIONAL GROWTH FUND, INVESTMENT QUALITY BOND FUND,
     LAKEFRONT FUND, LIMITED TERM INCOME FUND, NATIONAL MUNICIPAL BOND FUND, OHIO MUNICIPAL BOND FUND, OHIO REGIONAL STOCK FUND, PRIME OBLIGATIONS FUND,
      REAL ESTATE INVESTMENT FUND, SPECIAL GROWTH FUND, SPECIAL VALUE FUND,
                  STOCK INDEX FUND, TAX-FREE MONEY MARKET FUND,
                  U.S. GOVERNMENT OBLIGATIONS FUND, VALUE FUND



Item Number
 Form N-1A                                            Statement of Additional
  Part B                                              Information Caption
  ------                                              -------------------


The Registrant has filed the information required in the combined statement of additional information in the definitive filing of the statement of additional information pursuant to Rule 497(c) of the Securities Act of 1933 on March 10, 1997, (accession #0000922423-97-000200), which is hereby incorporated by reference.


x.     Cover Page                                   Cover Page

xi.    Table of Contents                            Table of Contents

xii.   General Information and History              Additional Information

xiii.  Investment Objectives and Policies           Investment   Objective   and
                                                    Policies;         Investment
                                                    Limitations and Restrictions

xiv.   Management of the Fund                       Trustees and Officers

xv.    Control Persons and Principal                Additional Information
       Holders of Securities

xvi.   Investment Advisory and Other                Advisory and Other Contracts
       Services

xvii.  Brokerage Allocation and Other Practices     Advisory and Other Contracts

xviii. Capital Stock and Other Securities           Valuation    of    Portfolio
                                                    Securities;       Additional
                                                    Purchase,    Exchange    and
                                                    Redemption      Information;
                                                    Additional Information

THE VICTORY PORTFOLIOS

 Item Number
 Form N-1A                                  Statement of Additional
  Part B                                    Information Caption
  ------                                    -------------------


xix. Purchase, Redemption and Pricing Valuation of Portfolio Securities; of Securities Being Offered Additional Purchase, Exchange and
                                            Redemption Information; Performance;
                                            Additional Information

xx.    Tax Status                           Dividends and Distributions

xxi.   Underwriters                         Advisory and Other Contracts

xxii.  Calculation of Performance Data      Performance; Additional Information

xxiii. Financial Statements

Dear Shareholder: The Victory Funds is pleased to release the financial highlights for the Lakefront Fund. This information is important and should be kept with a copy of your prospectus.
-------------------------------------------------------------------------------
                             THE VICTORY PORTFOLIOS
                        THE LAKEFRONT FUND (THE "FUND")
                         Supplement Dated June 30, 1997
                     to the Prospectus Dated March 1, 1997

The Prospectus of the Victory Lakefront Fund is supplemented as follows:

                  THE DATE OF THE PROSPECTUS IS JUNE 30, 1997.

The following tables and information replace the tables on page 6 of the Prospectus in their entirety:

This section will help you understand the costs and expenses you will pay, directly or indirectly, if you invest in the Fund.
--------------------------------------------------------------------------------
SHAREHOLDER                                                          CLASS A
TRANSACTION                                                          SHARES
EXPENSES*
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                             4.75%
(as a percentage of the offering price)
--------------------------------------------------------------------------------
Sales Charge Imposed on Reinvested Dividends                          NONE
--------------------------------------------------------------------------------
Deferred Sales Charge                                                 NONE
--------------------------------------------------------------------------------
Redemption Fees                                                       NONE
--------------------------------------------------------------------------------
Exchange Fees                                                         NONE
--------------------------------------------------------------------------------

*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Fund.

--------------------------------------------------------------------------------
ANNUAL FUND                                                          CLASS A
OPERATING EXPENSES                                                   SHARES
After Expense Waivers and Reimbursements
(as a percentage of average daily net assets)
--------------------------------------------------------------------------------
Management Fee1                                                       .50%
--------------------------------------------------------------------------------
Other Expenses1,2                                                     .00%
                                                                      ----
--------------------------------------------------------------------------------
Total Fund Operating Expenses 1                                        .50%
                                                                      ====
--------------------------------------------------------------------------------

(1) These fees have been voluntarily reduced. Without this reduction, the Management Fee would be 1.00% and Total Fund Operating Expenses would be 14.86%.
(2) Other Expenses include an estimate of shareholder servicing fees the Fund expects to pay. See "Organization and Management of the Fund-- Shareholder Servicing Plan."

This example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Fund.

EXAMPLE:
You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

--------------------------------------------------------------------------------
                                                1 YEAR                   3 YEARS
--------------------------------------------------------------------------------
Class A Shares                                   $52                       $63
--------------------------------------------------------------------------------
THIS EXAMPLE IS ONLY AN ILLUSTRATION.
 ACTUAL EXPENSES AND RETURNS WILL VARY.

The following table is added to the Prospectus in page 6 after the Section "Fund Expenses."

                              FINANCIAL HIGHLIGHTS

The Financial Highlights describe the Lakefront Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Lakefront Fund for the period indicated.

                                                              March 3, 1997
                                                                 through
                                                                April 30,
                                                                 1997(a)
                                                             ---------------
                                                               (Unaudited)

                                                             ---------------
 NET ASSET VALUE, BEGINNING OF PERIOD                     $       10.00
                                                             ---------------
 Investment Activities
   Net investment income                                          0.03
   Net realized and unrealized losses on investments             (0.02)
      Total from Investment Activities                    $       0.01
                                                             ---------------
 Distributions
   Net investment income                                         (0.01)
   In excess of net investment income                              ---
   Net realized gains                                              ---
                                                             ---------------
      Total Distributions                                        (0.01)
                                                             ---------------
 NET ASSET VALUE, END OF PERIOD                           $       10.00
                                                             ===============
 Total Return (excludes sales charges)                            0.10%     (b)
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (000)                          $        994
 Ratio of expenses to average net assets                          0.00%     (c)
 Ratio of net investment income to average net assets             2.17%     (c)
 Ratio of expenses to average net assets*                        14.86%     (c)
 Ratio of net investment income to average net assets*          (12.69%)    (c)
 Portfolio turnover                                                6%
 Average commission rate paid (d)                         $      0.0800

   ----------
   *During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.
   (a)  Period from commencement of operations.
   (b)  Not annualized.
   (c)  Annualized.
   (d) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

The financial highlights are unaudited. This information should be read in conjunction with the Lakefront Fund's most recent Semi-annual Report to shareholders. If you would like a copy of the Semi-annual Report, please write or call us at 800-KEY-FUND (R)


                                   VF-LF-SUPP1

                             THE VICTORY PORTFOLIOS
                           THE FINANCIAL RESERVES FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                             PRIME OBLIGATIONS FUND
                           TAX-FREE MONEY MARKET FUND
                THE U.S. GOVERNMENT OBLIGATIONS FUND (THE "FUND")
                         Supplement Dated June 30, 1997
                      to the Prospectus Dated March 1, 1997

                  THE DATE OF THE PROSPECTUS IS JUNE 30, 1997.

          The following replaces the Financial Highlights table on page 13 of the prospectus with respect to the U.S. Government Obligations Fund:

The Financial Highlights describe the U.S. Government Obligations Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the U.S. Government Obligations Fund for each of the periods indicated.



                         Investor Shares (Select Shares (a)
                              Period         Six Months

                          Ended April 30,  Ended April 30,                           Year Ended October 31,
                                                           ---------------------------------------------------------------
                               1997             1997          1996      1995(b)     1994      1993       1992      1991
                               ----             ----          ----      -------     ----      ----       ----      ----
                            (Unaudited)      (Unaudited)

NET ASSET VALUE,
     BEGINNING OF PERIOD       $1.000        $1.000          $1.000      $1.000    $1.000    $1.000     $1.000    $1.000
                               ------         ------         ------      ------    ------    ------     ------    ------
Investment Activities
     Net investment income      0.014         0.024           0.049      0.052     0.032      0.026     0.036     0.060
Distributions
     Net investment income     (0.014)       (0.024)         (0.049)    (0.052)   (0.032)    (0.026)   (0.036)   (0.060)
                               -------
NET ASSET VALUE, END OF        $1.000        $1.000          $1.000     $1.000    $1.000     $1.000    $1.000    $1.000
                               =======
PERIOD
Total Return                   1.46%(c)       2.42%(c)        4.96%      5.38%     3.30%      2.62%     3.66%     6.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period      $515,471      $1,052,98     $1,357,817  $964,929  $412,048  $515,734   $579,836  $430,248
(000)
Ratio of expenses to
     average net assets        0.56%(d)       0.68%(d)        0.61%      0.58%     0.63%      0.60%     0.60%     0.60%
Ratio of net investment income
     to average net assets     4.86%(d)       4.75%(d)        4.84%      5.28%     3.20%      2.57%     3.50%     5.92%
Ratio of expenses to
     average net assets*         (e)             (e)           (e)       0.60%     0.80%       (e)
Ratio of net investment income
     to average net assets*      (e)             (e)           (e)       5.26%     3.03%       (e)




                               Year Ended October 31,
                          ------------------------------
                              1990(f)      1989(f)
                              ----         ----
NET ASSET VALUE,
     BEGINNING OF PERIOD      $1.000         $1.000

Investment Activities
     Net investment income     0.076          0.081
Distributions
     Net investment income    (0.076)        (0.081)

NET ASSET VALUE, END OF       $1.000         $1.000

PERIOD
Total Return                   7.83%          8.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period    $376,021        $152,718
(000)
Ratio of expenses to
     average net assets        0.62%          0.62%
Ratio of net investment income
     to average net assets     7.56%          8.16%
Ratio of expenses to
     average net assets*
Ratio of net investment income
     to average net assets*




*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective January 8, 1997, the Fund designated the existing shares as Select Shares and commenced offering Investor Shares.
(b) Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the U.S. Government Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government Obligations Fund.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no waivers during the period.
(f)  Audited by other auditors.
The financial highlights for the fiscal years ended October 31 were audited by Coopers & Lybrand L.L.P. The periods ended April 30, 1997 are unaudited. This information should be read in conjunction with the U.S. Government Obligations Fund's Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-KEY-FUND(R).
                                   VF-GO-SUPP1

                             The Victory Portfolios
                         Supplement Dated June 30, 1997
               to the Statement of Additional Information ("SAI")
                               dated March 1, 1997

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund

Effective June 30, 1997, the following information replaces the first sentence in the first paragraph in the SAI:

         "This Statement of Additional Information is not a prospectus, but should be read in conjunction with each prospectus of The Victory Portfolios (individually, a "Prospectus," and collectively, the "Prospectuses"), each of which is dated March 1, 1997 except for the Prospectus for the Lakefront Fund and the combined Prospectus for Financial Reserves Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund, Tax-Free Money Market Fund and U.S. Government Obligations Fund, both of which are dated June 30, 1997."

Effective June 30, 1997, the following paragraph is in addition to current information contained in the "Miscellaneous " section in the SAI:

         "The 1996 Annual Report and 1997 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1996 and for the semi-annual period ended April 30, 1997. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety."

Please keep this Supplement with your SAI. Investors wishing to obtain more information, please call the Transfer Agent without charge at 800-KEY-FUND(R) or 800-539-3863.

THE VICTORY PORTFOLIOS



                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:

          --   Condensed Financial Information.

           Included in Part B:


          -- Annual reports for the period ended October 31, 1996 are incorporated by reference in Part B and are incorporated herein by reference to Exhibit 99.B12 to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 000922423-97-000066. For the Lakefront Fund and U.S. Government Obligations Fund - Investor Class, unaudited semi-annual reports for the period ended April 30, 1997 are incorporated by reference in Part B and filed herewith as Exhibit 99.B12(b).


     (b)   Exhibits:


EX-99.B1  (a)  Delaware Trust  Instrument dated December 6, 1995 is incorporated herein by reference to Exhibit 99B.1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.B2 By-Laws adopted December 6, 1995 are incorporated herein by reference to Exhibit 99.B2 to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95- 003085.


EX-99.B3   None.

EX-99.B4   None.

THE VICTORY PORTFOLIOS


EX-99.B5  (a)  Investment Advisory Agreement dated Februry 28, 1997, between the
               Registrant and Key Asset Management Inc. is incorporated herein by reference to Exhibit 99.B5(a) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.


          (b) Investment Sub-Advisory Agreement between Key Asset Management Inc. and Society Asset Management, Inc. dated February 28, 1997, is incorporated herein by reference to Exhibit 99.B5(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

EX-99.B5  (c)  Form of Investment  Advisory Agreement between the Registrant and
               Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund is incorporated herein by reference to
               Exhibit 99.B5(c) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

          (d) Form of Investment Sub-Advisory Agreement between Key Asset Management Inc. and Lakefront Capital Investors, Inc. regarding the Lakefront Fund is incorporated herein by reference to Exhibit 99.B5(d) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

EX-99.B6  (a)  Distribution  Agreement dated June 1, 1996 between the Registrant and BISYS  Fund  Services  Limited  Partnership  is  incorporated herein by reference to Exhibit 99.B6(a) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423- 96-000344.

          (b) Form of Broker-Dealer Agreement is incorporated herein by reference to Exhibit 99.B6(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.


EX-99.B7   None.

EX-99.B8  (a)  Amended and Restated Mutual Fund Custody  Agreement dated May 24,
               1995 by and between the Registrant and Key Trust Custody of Ohio, N.A. is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

THE VICTORY PORTFOLIOS


          (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio is incorporated herein by reference to Exhibit 99.B8(c) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

EX-99.B9  (a)  Administration   Agreement   dated  June  1,  1996   between  the
               Registrant  and  BISYS  Fund  Services  Limited   Partnership  is
               incorporated   herein  by  reference   to  Exhibit   99.B9(a)  to
               Post-Effective Amendment No. 30 to the Registrant's  Registration
               Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

          (b) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 99.B9(b) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.


          (c) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.


          (d)  Shareholder  Servicing  Plan  dated  June 5, 1995 with an amended
               Schedule I dated March 1, 1997 is incorporated herein by reference to Exhibit 99.B9(d) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N- 1A filed electronically on February 7, 1997, accession number 0000922423-97- 000066.

          (e) Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit 99.B8(e) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


EX-99.B10 (a)  Opinion of Counsel was filed with  Registrant's Rule 24f-2 Notice in respect of the period ending October 31, 1996, submitted electronically on December 23, 1996, accession number 0000950152-96-006841.


EX-99.B11  (a)  Consent of Kramer, Levin, Naftalis & Frankel is filed herewith.


EX-99.B11  (b) Consent of Coopers & Lybrand L.L.P. is filed herewith.

THE VICTORY PORTFOLIOS


EX-99.B12 (a)  Annual  reports  for  the  period  ended  October  31,  1996  are incorporated herein by reference to Exhibit 99.B12 to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 000922423-97-000066.

EX-99.B12 (b)  Semi-Annual  Reports for the period  ended  April 30,
               1997, with respect to the Lakefront Fund and U.S. Government Obligations Fund - Investor Class, are filed herewith.


EX-99.B13 (a)  Purchase Agreement dated November 12, 1986 between Registrant and
               Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

          (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

          (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N- 1A filed on December 1, 1989.

EX-99.B14  None.


EX-99.B15 (a)  Distribution  and Service Plan dated June 5, 1995 for The Victory
               Portfolios Class A Shares of Government Bond Fund, National Municipal Bond Fund, New York Tax- Free Fund, Fund for Income, Financial Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund Lakefront Fund and Real Estate Investment Fund with amended Schedule I dated March 1, 1997 is incorporated herein by reference to Exhibit 99.B15(a) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

          (b) Distribution Plan dated June 5, 1995 for Class B Shares of National Municipal Bond Fund, Government Bond Fund and New York Tax-Free Fund and adopted December 6, 1995 for Class B Shares of Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund, Special Value Fund, Institutional Money Market Fund and U.S. Government Obligations Fund is incorporated by reference to Exhibit 99.B15(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995, and the updated schedule thereto dated December 6, 1995 is incorporated by reference to Exhibit 99B(b) to Post-Effective Amendment No. 27 to the Registrant's
               Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.


EX-99.B16 (a)  Forms of computation of  performance  quotation are  incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.

THE VICTORY PORTFOLIOS


          (b) Forms of computation of performance quotation for the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund are incorporated herein by reference to Exhibit 99.B16(b) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N- 1A filed electronically on July 30, 1996, accession number 0000922423-96- 000344.

          (c) Forms of computation of performance quotation for the Lakefront Fund and U. S. Government Obligations Fund - Investor Class are filed herewith.

EX-99.B17      Financial  Data  Schedules  for the period  ended April 30, 1997,
               with  respect  to  the   Lakefront   Fund  and  U.S.   Government
               Obligations  Fund - Investor Class, are filed herewith as Exhibit
               27.


EX-99.B18 (a)  Rule 18f-3  Multi-Class  Plan adopted  effective  June 5, 1995 is incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.


          (b) Amended and Restated Rule 18f-3 Multi-Class Plan effective as of December 6, 1995 is incorporated herein by reference to Exhibit 99.B18(b) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

          (c) Amended and Restated Rule 18f-3 Multi-Class Plan effective as of February 14, 1996 is incorporated herein by reference to Exhibit 99.B18(c) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed electronically on February 28, 1996, accession number 0000922423-96-000106.

EX-99.B19 (a)  Power of Attorney of Leigh A.  Wilson is  incorporated  herein by reference to Exhibit 99.B P of A to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A and Powers of Attorney of Robert G. Brown, Edward P. Campbell, Harry Gazelle, Stanley I. Landgraf, Thomas F. Morrissey and H. Patrick Swygert are incorporated herein by reference to Exhibit 99.B P of A to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on
               January  31,  1996,  accession  number  0000922423-96-000047  and
               December  28,  1995,  accession  number  0000950152-95-   003085,
               respectively.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           None.

THE VICTORY PORTFOLIOS

Item 26.   Number of Holders of Securities.


As of May 30, 1997 the number of record holders of each Fund of the Registrant were as follows:


                                                                       Number of
               Title of Fund                                      Record Holders
               -------------                                      --------------

           Balanced Fund
                  Class A Shares                                        1,963
                  Class B Shares                                          228

           Diversified Stock Fund
                  Class A Shares                                        0,706
                  Class B Shares                                        2,032

           Financial Reserves Fund                                        175

           Fund For Income                                              2,069

           Government Bond Fund
                  Class A Shares                                          234
                  Class B Shares                                           98

           Government Mortgage Fund                                       382

           Growth Fund                                                    487

           Intermediate Income Fund                                       234
           International Growth Fund
                  Class A Shares                                        1,661
                  Class B Shares                                           49

           Institutional Money Market Fund
                  Investor Class Shares                                    56
                  Select Class Shares                                      21

           Investment Quality Bond Fund                                 1,089

           Lakefront Fund                                                  38

           Limited Term Income Fund                                       615

           National Municipal Bond Fund
                  Class A Shares                                        1,315
                  Class B Shares                                           76

THE VICTORY PORTFOLIOS

           New York Tax-Free Fund
                  Class A Shares                                          711
                  Class B Shares                                          124

           Ohio Municipal Bond Fund                                       390

           Ohio Municipal Money Market Fund                               192

           Ohio Regional Stock Fund
                  Class A Shares                                        1,428
                  Class B Shares                                           94

           Prime Obligations Fund                                       1,620

           Real Estate Investment Fund                                     73

           Special Growth Fund                                            325

           Special Value Fund
                  Class A Shares                                        2,924
                  Class B Shares                                          120

           Stock Index Fund                                               369

           Tax Free Money Market Fund                                     124

           U.S. Government Obligations Fund
                  Select Class Shares                                     418
                  Investor Class Shares                                   105

           Value Fund                                                     186



Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 99.B1(a) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "SECTION 10.02  INDEMNIFICATION.

            (a)   Subject  to  the  exceptions  and  limitations   contained  in
                  Subsection 10.02(b):

                  (i) every  person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party

THE VICTORY PORTFOLIOS

            or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words  "claim,"  "action,"  "suit,"  or  "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been  adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the  event of a  settlement,  unless  there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

            Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
            Section V of the Distribution Agreement incorporated by

THE VICTORY PORTFOLIOS

           reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(c) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.   Business and Other Connections of Investment Adviser

           Key Asset Management Inc. ("KAMI") is the investment adviser to each fund of the Victory Portfolios. KAMI is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $68 billion as of March 31, 1997. KeyCorp is a leading financial institution doing business in 26 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAMI and its affiliates have over $50 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.




           Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, The Hanna Building, 1422 Euclid Avenue, Suite 840, Cleveland, Ohio 44115, was incorporated in 1991.


           To the knowledge of Registrant, none of the directors or officers of KAMI or Lakefront, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAMI also hold positions with KeyCorp or its subsidiaries.

THE VICTORY PORTFOLIOS


           The principal executive officers and directors of KAMI are as follows:


Directors:


            William G. Spears, Senior Managing Director , Chairman and Chief Executive Officer.

            Richard  J.  Buoncore,   President  and  Chief  Operating
            Officer and Senior Managing Director.

            Anthony Aveni, Senior Managing Director Also, Chief Investment Officer of Society Asset Management Division.

            Vincent DeP. Farrell, Senior Managing Director. Also Chief Investment Officer of Spears, Benzak, Salomon & Farrell Division of SBSF.

            Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.

            Gary R. Martzolf, Senior Managing Director.

Other Officers:

            Charles G. Crane,  Senior  Managing  Director  and Chief  Market
            Director.

            James D. Kacic, Treasurer and Chief Financial Officer and Managing Director.

            Michael Foisel, Assistant Treasurer.

            Robert M. Siewert, Chief Compliance Officer. Also Assistant Vice President and Compliance Officer, Society.

            William J. Blake, Secretary.

            Steven N. Bulloch, Assistant Secretary. Also Senior Vice President and Senior Counsel of KMC.

            Louis R. Benzak, Senior Managing Director.

            Judith A. Jones, Senior Managing Director.

            Lisa A. Tuckerman, Senior Managing Director.

            Frank J. Riccardi, Senior Managing Director.

            Dennis M. Grapo, Senior Managing Director

            Richard A. Janus, Senior Managing Director.

            Kathleen A. Dennis, Senior Managing Director.


            The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

            The principal executive officers and directors of Lakefront are as follows:

            Nathaniel E. Carter, President. Also Chief Investment Officer of Lakefront.

            Kenneth A. Louard, Chief Operating Officer.

THE VICTORY PORTFOLIOS

           The business address of each of the foregoing individuals is The Hanna Building, 1422 Euclid Avenue, Suite 840, Cleveland, Ohio 44115.

Item 29.   Principal Underwriter

     (a) BISYS Fund Services acts as distributor and serves as administrator for the Registrant.

     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of January 23, 1997 were as follows:


Name and Principal         Positions and Officers with   Positions and Offices
Business Addresses           BISYS Fund Services         with the Registrant
------------------           -------------------         -------------------


Lynn J. Mangum                      Chairman/CEO                 None
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43215

J. David Huber
BISYS Fund Services, Inc.
3435 Stelzer Road                     President                  None
Columbus, Ohio  43215

Robert J. McMullan
BISYS Fund Services, Inc.          Executive Vice
3435 Stelzer Road              President/CFO/Treasurer           None
Columbus, Ohio  43215

 Kevin J. Dell
BISYS Fund Services, Inc.      Vice President/General
3435 Stelzer Road                 Counsel/Secretary              None
Columbus, Ohio  43215

 Michael D. Burns
BISYS Fund Services, Inc.
3435 Stelzer Road                  Vice President                None
Columbus, Ohio  43215

Annamaria Porcaro
BISYS Fund Services, Inc.
3435 Stelzer Road                Assistant Secretary             None
Columbus, Ohio  43215

Robert Tuch
BISYS Fund Services, Inc.
3435 Stelzer Road                Assistant Secretary             None
Columbus, Ohio  43215

THE VICTORY PORTFOLIOS

Stephen Mintos
BISYS Fund Services, Inc.
3435 Stelzer Road             Executive Vice President           None
Columbus, Ohio  43215

George O. Martinez
BISYS Fund Services, Inc.
3435 Stelzer Road               Senior Vice President     Assistant Secretary
Columbus, Ohio  43215

Mark J. Rybarczyk
BISYS Fund Services, Inc.
3435 Stelzer Road               Senior Vice President             None
Columbus, Ohio  43215

Paul H. Bourke
BISYS Fund Services, Inc.
3435 Stelzer Road                   Vice Chairman                 None
Columbus, Ohio  43215


Item 30.   Location of Accounts and Records

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser).

     (2) Lakefront Capital Investors, Inc., Suite 840, The Hanna Building, 1422 Euclid Avenue, Cleveland, Ohio 44115 (records relating to its functions as investment sub-adviser for the Lakefront Fund only).


     (3)   KeyBank  National  Association,  127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its  functions  as  shareholder
           servicing agent).

     (4) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110- 3875 (records relating to its functions as transfer agent).

     (6) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (7) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian).

     (8) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of Balanced Fund and International Growth Fund).

THE VICTORY PORTFOLIOS

Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


     (b)    Not applicable.


     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of June, 1997.


                                    THE VICTORY PORTFOLIOS


                                    By: /s/Leigh A. Wilson
                                        ------------------
                                        Leigh A. Wilson, President and Trustee

================================================================================


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of June, 1997.


/s/ Leigh A. Wilson                                   President and Trustee
-------------------
Leigh A. Wilson

/s/ Kevin L. Martin                                   Treasurer
-------------------
Kevin L. Martin

      *                                                 Trustee
-------------------
Robert G. Brown

      *                                                 Trustee
-------------------
Edward P. Campbell

      *                                                 Trustee
-------------------
Harry Gazelle

      *                                                 Trustee
-------------------
Stanley I. Landgraf

      *                                                 Trustee
-------------------
Thomas F. Morrissey

      *                                                 Trustee
-------------------
H. Patrick Swygert

*By: /s/ Carl Frischling
     -------------------
     Carl Frischling
     Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney, dated December 18, 1995 filed with Post-Effective Amendments 27 and 26 to Registrant's Registration Statement on January 31, 1996 and December 28, 1995, respectively.

THE VICTORY PORTFOLIO


                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number



EX-99.B11(a)      Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)      Consent of Coopers & Lybrand L.L.P.


EX-99.B12 (b)     Semi-Annual Report for the period ended April 30,
                  1997,  with respect to the Lakefront Fund and U.S.  Government
                  Obligations Fund - Investor Class.

EX-99.B16         Forms of computation of performance  quotation for Lakefront
                  Fund and U. S. Government Obligations Fund - Investor Class.


EX-27             Financial Data Schedules